Schedule I - Consolidated Summary of Investments Other Than Investments in Related Parties (Detail) $ in Thousands	Dec. 31, 2015 USD ($)
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	$ 10,181,778
Fair value	963,677
Amount at which shown in the Balance Sheet	9,845,133
United States Government, Government Agencies and Authorities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	163,096
Fair value	168,578
Amount at which shown in the Balance Sheet	168,578
States, municipalities and political subdivisions
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	712,948
Fair value	720,757
Amount at which shown in the Balance Sheet	720,757
Foreign government
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	72,042
Fair value	61,643
Amount at which shown in the Balance Sheet	61,643
All other corporate bonds
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	6,060,561
Fair value	5,738,675
Amount at which shown in the Balance Sheet	5,738,675
Residential mortgage-backed securities ("RMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	209,728
Fair value	212,799
Amount at which shown in the Balance Sheet	212,799
Commercial mortgage-backed securities ("CMBS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	513,316
Fair value	506,699
Amount at which shown in the Balance Sheet	506,699
Asset-backed securities ("ABS")
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	542,503
Fair value	536,791
Amount at which shown in the Balance Sheet	536,791
Fixed income securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	8,274,194
Fair value	7,945,942
Amount at which shown in the Balance Sheet	7,945,942
Mortgage Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	1,509,132
Amount at which shown in the Balance Sheet	1,509,132
Policy Loans
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	186,827
Amount at which shown in the Balance Sheet	186,827
Derivatives
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	26,128
Fair value	17,735
Amount at which shown in the Balance Sheet	17,735
Other long-term assets
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	677
Amount at which shown in the Balance Sheet	677
Short-term investments
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	184,820
Amount at which shown in the Balance Sheet	184,820
Other securities
Summary of Investments, Other than Investments in Related Parties, Reportable Data [Line Items]
Amortized cost	1,907,584
Fair value	17,735
Amount at which shown in the Balance Sheet	$ 1,899,191